SUPPLEMENTAL SCHEDULE	12 Months Ended
Oct. 31, 2025
John Deere Savings and Investment Plan
SUPPLEMENTAL SCHEDULE
SUPPLEMENTAL SCHEDULE

SUPPLEMENTAL SCHEDULE

JOHN DEERE SAVINGS AND INVESTMENT PLAN
EMPLOYER ID NO.: 36-2382580
PLAN NO.: 003

FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
AS OF OCTOBER 31, 2025

Current
(in thousands of dollars)	Value**

LOANS TO PARTICIPANTS (at interest rates of 4.25% to 10.50%, various
maturity dates through November 14, 2035)*	$46,984

* Represents a party-in-interest to the Plan.
** Cost information is not required for participant-directed investments and not included.